Stock Options (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Stock Compensation Expense:
SG&A	$ 135,442	$ 399,477	$ 1,018,351	$ 118,969	$ 211,406
R&D	250,292	114,797	796,974	80,630	97,357
Total	$ 385,734	$ 514,274	$ 1,815,325	$ 199,599	$ 308,763